Post-employment benefits (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Defined Benefit Plan Expense
Defined benefit plan expense

	For the three months ended						For the six months ended
$ millions	2025 Apr. 30	2025 Jan. 31	2024 Apr. 30	2025 Apr. 30	2025 Jan. 31	2024 Apr. 30	2025 Apr. 30	2024 Apr. 30	2025 Apr. 30	2024 Apr. 30
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Current service cost	$57	$57	$47	$1	$1	$1	$114	$95	$2	$2
Net interest (income) expense	(20)	(20)	(15)	5	5	6	(40)	(31)	10	12
Interest expense on effect of asset ceiling	1	1	–	–	–	–	2	–	–	–
Plan administration costs	2	2	2	–	–	–	4	4	–	–
Net defined benefit plan expense recognized in net income	$40	$40	$34	$6	$6	$7	$80	$68	$12	$14

Summary of Defined Contributions Plan Expense
Defined contribution plan expense

	For the three months ended			For the six months ended
$ millions	2025 Apr. 30	2025 Jan. 31	2024 Apr. 30	2025 Apr. 30	2024 Apr. 30
Defined contribution pension plans	$23	$20	$16	$43	$38
Government pension plans (1)	58	56	52	114	95
Total defined contribution plan expense	$81	$76	$68	$157	$133
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Summary of Net Remeasurement Gains (Losses) Recognized In OCI for Defined Benefit Plans
Remeasurement of employee defined benefit plans
(1)

	For the three months ended						For the six months ended
$ millions	2025 Apr. 30	2025 Jan. 31	2024 Apr. 30 (2)	2025 Apr. 30	2025 Jan. 31	2024 Apr. 30	2025 Apr. 30	2024 Apr. 30 (2)	2025 Apr. 30	2024 Apr. 30
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligations	$260	$(166)	$267	$8	$(7)	$12	$94	$(432)	$1	$(23)
Net actuarial gains (losses) on plan assets	(334)	199	(262)	–	–	–	(135)	364	–	–
Changes in asset ceiling excluding interest income	–	1	1	–	–	–	1	–	–	–
Net remeasurement gains (losses) recognized in OCI	$(74)	$34	$6	$8	$(7)	$12	$(40)	$(68)	$1	$(23)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.

(2)	Includes the transfer of the accumulated actuarial losses of $5 million to retained earnings upon the settlement of a pension plan for one of our subsidiaries.